Statement to Securityholder

Ally Auto Receivables Trust 2014-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	9/24/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2014-2

5. Collateral Summary	Collection Period, Begin:	3/1/2015

	Collection Period, End:	3/31/2015

6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2015

7. Credit Instruments	Distribution Date:	4/15/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Ally Auto Receivables Trust 2014-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02006WAA7	324,000,000.00	49,368,555.15	0.20000000	46,638,303.46	8,228.09	N/A	46,646,531.55	0.00	0.00	2,730,251.69
A-2	02006WAB5	483,000,000.00	483,000,000.00	0.68000000	0.00	273,700.00	N/A	273,700.00	0.00	0.00	483,000,000.00
A-3	02006WAC3	488,000,000.00	488,000,000.00	1.25000000	0.00	508,333.33	N/A	508,333.33	0.00	0.00	488,000,000.00
A-4	02006WAD1	142,890,000.00	142,890,000.00	1.84000000	0.00	219,098.00	N/A	219,098.00	0.00	0.00	142,890,000.00
B	02006WAE9	31,990,000.00	31,990,000.00	2.10000000	0.00	55,982.50	N/A	55,982.50	0.00	0.00	31,990,000.00
C	02006WAF6	26,350,000.00	26,350,000.00	2.35000000	0.00	51,602.08	N/A	51,602.08	0.00	0.00	26,350,000.00
D	02006WAG4	24,680,000.00	24,680,000.00	2.99000000	0.00	61,494.33	N/A	61,494.33	0.00	0.00	24,680,000.00
Certificates	02006W109	N/A	N/A	N/A	N/A	N/A	2,082,164.75	2,082,164.75	N/A	N/A	N/A
	Deal Totals	1,520,910,000.00	1,246,278,555.15		46,638,303.46	1,178,438.33	2,082,164.75	49,898,906.54	0.00	0.00	1,199,640,251.69

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	152.37208380	143.94538105	0.02539534	143.97077639	0.00000000	8.42670275
A-2	1,000.00000000	0.00000000	0.56666667	0.56666667	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.04166666	1.04166666	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.53333333	1.53333333	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.75000000	1.75000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.95833321	1.95833321	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.49166653	2.49166653	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	819.42952256
Ending Aggregate Note Pool Factor:	788.76478667

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2014-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	49,368,555.15	3/16/2015	4/14/2015	Actual/360	N/A	N/A	0.20000000	0.20000000	8,228.09
A-2	483,000,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	0.68000000	0.68000000	273,700.00
A-3	488,000,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	1.25000000	1.25000000	508,333.33
A-4	142,890,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	1.84000000	1.84000000	219,098.00
B	31,990,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	2.10000000	2.10000000	55,982.50
C	26,350,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	2.35000000	2.35000000	51,602.08
D	24,680,000.00	3/16/2015	4/14/2015	30/360	N/A	N/A	2.99000000	2.99000000	61,494.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	8,228.09	0.00	8,228.09	0.00
A-2	0.00	273,700.00	0.00	273,700.00	0.00
A-3	0.00	508,333.33	0.00	508,333.33	0.00
A-4	0.00	219,098.00	0.00	219,098.00	0.00
B	0.00	55,982.50	0.00	55,982.50	0.00
C	0.00	51,602.08	0.00	51,602.08	0.00
D	0.00	61,494.33	0.00	61,494.33	0.00
Deal Totals	0.00	1,178,438.33	0.00	1,178,438.33	0.00

Statement to Securityholder

 Ally Auto Receivables Trust 2014-2
4. Collections and Distributions

Collections
Receipts During the Period	50,272,629.74
Administrative Purchase Payments	53,657.55
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	630,202.18
Other Fees or Expenses Paid	0.00
Total Collections	50,956,489.47

Beginning Reserve Account Balance	3,807,950.53
Total Available Amount	54,764,440.00

Distributions
Total Available Amount	54,764,440.00
Basic Servicing Fee	1,056,082.93
Aggregate Class A Interest Distributable Amount	1,009,359.42
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	55,982.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	51,602.08
Third Priority Principal Distributable Amount	6,726,501.34
Aggregate Class D Interest Distributable Amount	61,494.33
Fourth Priority Principal Distributable Amount	24,680,000.00
Reserve Account Deposit	3,807,950.53
Noteholders' Regular Principal Distributable Amount	15,231,802.12
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	2,082,164.75

Supplemental Servicing Fees	59,540.97
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	10,200.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	70,196	64,447	63,145
Deal Totals	Aggregate Receivables Principal Balance	1,523,180,212.09	1,261,510,357.27	1,214,872,053.81
	Aggregate Amount Financed	1,530,928,680.86	1,267,299,511.77	1,220,335,995.77

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	4.13000000	4.12190626	4.11856826	66.94	67.12	67.18	58.01	52.71	51.79

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.24%	1.24%	0.84%	1.23%	1.13%	1.03%	1.39%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2014-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,243,817,753.77	279,919.81	0.2701%	63,145	46	0.0728%
Preceding	1,287,588,825.80	305,172.10	0.2844%	64,447	54	0.0838%
Next Preceding	1,329,386,054.20	103,788.64	0.0937%	65,460	79	0.1207%
Three Month Average			0.2161%			0.0924%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,530,928,680.86	1,069,580.25	0.0699%	31 - 60 days	281	5,212,615.27
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	39	922,339.47
with the prospectus for Ally Auto Receivables Trust 2014-2 related to delinquencies,				> 90 days	7	126,824.74
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	159	1,847,542.64
				Current Period	48	911,229.00
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	28	235,284.46
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	179	2,523,487.18
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2014-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,807,950.53	3,807,950.53	0.00	0.00	0.00	3,807,950.53	3,807,950.53
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,270,212.09
Current Overcollateralization	15,231,802.12
Overcollateralization Target	15,231,802.12

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2014-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-2 will perform in the future.